Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 14 — Income Taxes

The Company is a C corporation and is subject to U.S. federal income tax and state and local income taxes.

The Company’s effective tax rate for the three and six months ended June 30, 2024 and 2023 was 0%. As of June 30, 2024, the Company has U.S. net operating loss (“NOLs”) carryforwards of $5,232,695 to offset taxable income, if any, in future years. Federal NOLs generated in 2023 and 2024 may be carried forward indefinitely. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax asset relating to NOLs for every period because it is more likely than not that all of the deferred tax asset will not be realized. Tax periods for all fiscal years after 2021 remain open to examination by the federal and state taxing jurisdictions to which the Company is subject.

As of June 30, 2024, the Company has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements.

Note 15 — Income Taxes

Income taxes have been accounted for in accordance with ASC 740, “Accounting for Income Taxes”. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

For the years ended December 31, 2023 and 2022, the Company recognized no provision or benefit from income taxes. The following is a reconciliation of the effective income tax rate to the statutory federal income tax rate for the years ended December 31, 2023 and 2022.

	December 31,
Rate Reconciliation	2023	2022
Provision (Benefit) at Statutory Rate	21.00%	21.00%
Permanent Book/Tax Differences	(0.06)	—
Valuation Allowance	(20.94)	(21.00)
Income Tax Provision (Benefit)	—%	—%

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets relate primarily to its net operating loss carryforwards and other balance sheet basis differences. The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets are as follows:

	December 31,
	2023	2022
Deferred Tax Assets
Net Operating Loss Carryforward	$793,595	$6,485
Helium and CO2 Exploration and Development Costs Deducted for Tax Over Book Depletion	9,162	—
Other	1,537,012	—
Deferred Tax Assets	$2,339,769	$6,485
Deferred Tax Liabilities
Other Property, Plant, and Equipment Costs Deducted for Tax Under Book Depreciation	$(16,440)	$—
Deferred Tax Liabilities	$(16,440)	$—
Net Deferred Tax Asset	$2,323,329	$6,485
Valuation Allowance	(2,323,329)	(6,485)
Net Deferred Tax Asset (Liability)	$—	$—

As of December 31, 2023 and 2022, the Company has U.S. net operating loss (“NOLs”) carryforwards of approximately $2,755,325 and $30,881, respectively, to offset taxable income, if any, in future years. Federal NOLs generated in 2023 may be carried forward indefinitely. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax asset relating to NOLs for every period because it is more likely than not that all of the deferred tax asset will not be realized. Tax periods for all fiscal years after 2021 remain open to examination by the federal and state taxing jurisdictions to which the Company is subject.

As of December 31, 2023, the Company has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements.